Schedule of depreciation of property and equipment calculated based on declining balance (Details)	12 Months Ended
Sep. 30, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment declining balance description	30% on declining balance
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment declining balance description	20% on declining balance
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment declining balance description	20% on declining balance
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment declining balance description	10% on declining balance
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment declining balance description	30% on declining balance
Signs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment declining balance description	10% on declining balance
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment declining balance description	Straight line (Lesser of 10 years and Term of lease)